TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes
	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Non – PRC	(81,559)	(141,602)	(193,212)	(29,696)
PRC	76,305	(62,996)	(60,683)	(9,327)
	(5,254)	(204,598)	(253,895)	(39,023)

Schedule of Income Tax Expense from Continuing Operations
	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current tax expense	92,693	25,617	5,105	785
Deferred tax expense (benefit)	(18,668)	34,869	26,684	4,101
	74,025	60,486	31,789	4,886

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate
	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loss before income taxes	(5,254)	(204,598)	(253,895)	(39,023)
Income tax computed at the tax rate of 25%	(1,314)	(51,150)	(63,474)	(9,756)
Effect of different tax rates in different jurisdictions	9,718	10,400	23,554	3,620
Non-deductible expenses	4,682	6,942	13,872	2,132
Non-taxable income	(2,580)	—	(1,942)	(298)
Unrecognized tax positions	9,041	1,467	(2,942)	(452)
Changes of valuation allowance	11,889	73,847	48,089	7,391
Withholding tax	42,589	18,980	15,624	2,401
Effect of tax rate change	—	—	(992)	(152)

	74,025	60,486	31,789	4,886

Reconciliation of Accrued Unrecognized Tax Positions
	For the Years Ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Balance at the beginning of year	36,090	38,420	5,905
Additions based on tax positions related to the current year	9,507	4,263	655
Additions related to prior year tax position	2,308	3,658	562
Reversal related to prior year tax position	(3,743)	(1,207)	(186)
Reversal from prior year withholding tax	(4,069)	—	—
Decrease relating to expiration of applicable statute of limitation	(1,673)	(3,079)	(473)
Foreign currency translation	—	(697)	(107)
Balance at the end of year	38,420	41,358	6,356

Schedule of Deferred Taxes
The components of deferred taxes are as follows:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$

Deferred tax asset
Net operating loss*	69,261	122,651	18,851
Depreciation and amortization	22,673	4,807	739
Property, plant and equipment impairment	16,853	17,395	2,674
Deposits for non-current assets	6,400	6,400	984
Allowance for net investment in financing lease	4,518	4,518	694
Allowance for doubtful accounts	1,088	1,004	154
Deferred revenue	1,061	1	—
Long term receivables	1,303	3,942	606
Intangible assets	795	795	122
Accrued expenses	980	5,434	835
Capital allowances	542	—	—
Others	1,321	495	76
Total deferred tax assets	126,795	167,442	25,735
less: Valuation allowance**	(114,561)	(157,876)	(24,265)
Net deferred tax assets	12,234	9,566	1,470

Deferred tax liabilities
Withholding tax for PRC entities	(42,970)	(50,876)	(7,819)
Aohua Technology transfer Tianjin Concord Medical loss	(5,632)	(5,632)	(866)
Equity investment	(5,159)	(8,317)	(1,278)
Property, plant and equipment	(2,456)	(2,681)	(412)
Disposal of JWYK/Beijing Century Friendship	(2,282)	(13,758)	(2,115)
Deferred costs	(67)	(67)	(10)
Intangible assets	(1,768)	(733)	(113)
Revenue generated from financing lease	(863)	(731)	(112)
Long-term deferred assets	(695)	(348)	(54)

Total deferred tax liabilities	(61,892)	(83,143)	(12,779)

Deferred tax assets, net***	—	—	—

Deferred tax liabilities, net***	(49,658)	(73,577)	(11,309)

  *       As of December 31, 2017, the Company had net operating losses from several of its PRC and oversea entities of RMB253,895 (US$39,023),which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.

  **     The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

  ***     As at December 31, 2016 and 2017, deferred tax assets of approximately RMB12,234 and RMB9,566 (US$1,470) have been offset against deferred tax liabilities relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Schedule of Movement of Valuation Allowance
	For the Year Ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Balance at the beginning of year	(40,714)	(114,561)	(17,608)
Change of valuation allowance in the current year	(73,847)	(43,315)	(6,657)
Balance at the end of year	(114,561)	(157,876)	(24,265)